Short-Term Debt	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Short-term Debt [Text Block]
Note 12.	Short-Term Debt

In 2015, 2016 and 2017, short-term debt consisted of bank loans with interest rates per annum that ranged from 0.32% to 0.45%, 0.32% to 0.55% and 0.35% to 0.58%, respectively, and as of December 31, 2016 and 2017, cash, cash equivalents and marketable securities totaling $138,000 thousand and $147,000 thousand are pledged as collateral, respectively.

As of December 31, 2017, unused credit lines amounted to $238,695 thousand and will expire between March 2018 and January 2019. Among which, $672 thousand will expire in March 2018, and $176,000 thousand belonging to the holding companies need to be secured with equal amount of cash, cash equivalents or marketable securities.